Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 8-K
Document Period End Date	Apr. 24, 2026
Entity File Number	000-56263
Entity Registrant Name	BIO ESSENCE CORP.
Entity Central Index Key	0001723059
Entity Tax Identification Number	94-3349551
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	2955 Main Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Ir vine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	706-9966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false